Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2014
Long-Term Debt (Abstract)
Bank Loans (Table Text Block)
	Bank Loans	Entity	As of June 30, 2014	As of December 31, 2013	Margin
(i)	Issued in April, 2007 maturing in June, 2017	Capital Product Partners L.P.	$ 250,850	$ 250,850	2.00%
(ii)	Issued in March, 2008 maturing in March 2018	Capital Product Partners L.P.	$ 235,765	238,465	3.00%
(iii)	Issued in June 2011 maturing in March 2018	Capital Product Partners L.P.	$ 19,000	19,000	3.25%
(iv)	Issued in September 2013 maturing in December 2020	Capital Product Partners L.P.	$ 75,000	75,000	3.50%
	Total		$ 580,615	$ 583,315
	Less: Current portion		5,400	5,400
	Long-term portion		$ 575,215	$ 577,915

Schedule Of Credit Facilities Amounts Drawn Down (Table Text Block)
Vessel/Entity	Date	$370,000 Credit Facility (i)	$350,000 Credit Facility (ii)	$25,000 Credit Facility (iii)	$225,000 Senior Secured Credit Facility (iv)
M/T Akeraios	07/13/2007	$ 46,850	$ —	$ —	$ —
M/T Apostolos	09/20/2007	56,000	—	—	—
M/T Anemos I	09/28/2007	56,000	—	—	—
M/T Alexandros II	01/29/2008	48,000	—	—	—
M/T Amore Mio II	03/27/2008	—	46,000	—	—
M/T Aristofanis	04/30/2008	—	11,500	—	—
M/T Aristotelis II	06/17/2008	20,000	—	—	—
M/T Aris II	08/20/2008	24,000	1,584	—	—
M/V Cape Agamemnon	06/09/2011	—	—	19,000	—
M/V Hyundai Premium	03/20/2013	—	23,625	—	—
M/V Hyundai Paramount	03/27/2013	—	23,625	—	—
M/V Hyundai Prestige, M/V Hyundai Privilege, M/V Hyundai Platinum	09/11/2013	—	—	—	75,000
Crude Carriers Corp. and its subsidiaries	09/30/2011	—	129,431	—	—

Total		$ 250,850	$ 235,765	$ 19,000	$ 75,000